Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19 - RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

Name	Relationship with the Company
Gangjiang Li	Principle Shareholder
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”)	As a shareholder of the Company, Beijing Huatu was a related party before December 31, 2022 and no longer a related party afterwards as its ownership interest in the Company has decreased below 5% and the Company does not believe it is able to exert significant influence on the Company’s operation
Shanghai Saimeite Software Technology Co., Ltd. (“Shanghai Saimeite”)	Controlled by Gangjiang Li
Suzhou Semitech Technology Co., Ltd. (“Suzhou Saimeite”)	Controlled by Gangjiang Li
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”)	46.01% controlled by Gangjiang Li and 1.36% controlled by Yi Ma
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”)	26.32%controlled by Gangjiang Li and 13.43% controlled by Yi Ma
Shenzhen Zhixie Yunbi Technology Co., Ltd. (“Shenzhen Zhixie Yunbi”)	Controlled by Gangjiang Li
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	Over which BaiJiaYun VIE owns 15% equity interest before June 2023, and 100% equity interest afterwards, resulting Wuhan Qiyunshilian ceased to be a related party of the Company afterwards
Nanjing Jiashilian Venture Capital Center (Limited Partnership) (“Nanjing Jiashilian VC”)	Controlled by Gangjiang Li
Beijing Xinda Kechuang Technology Co., Ltd. (“Beijing Xinda Kechuang”)	Controlled by Gangjiang Li
Bejing Guosheng Huaxing Technology Co., Ltd. (“Beijing Guosheng Huaxing”)	Controlled by Gangjiang Li
Beijing Zhongshi Huiyun Technology Co., Ltd. (“Beijing Zhongshi Huiyun”)	Controlled by Gangjiang Li

2) Transactions with related parties

During the years ended June 30, 2024, 2023 and 2022, the transactions with related parties were as follows:

Sales to related parties

	For the Years Ended June 30,
	2024	2023	2022
Beijing Huatu*	$—	$512,699	$1,485,054
Shanghai Saimeite	—	—	79,694
Jinan Zhongshi Huiyun	—	2,378,357	—
Nanjing Guosheng Huaxing	5,868	2,072,100	—
Suzhou Saimeite	—	12,610	—
	$5,868	$4,975,766	$1,564,748

*	Upon the consummation of the Merger, Beijing Huatu was no longer regarded as a related party, as the shareholding of Huatu Hong Yang International Limited in our company decreased to below 5% on a fully-diluted basis.

Purchase from related parties

	For the Years Ended June 30,
	2024	2023	2022
Nanjing Guosheng Huaxing	$65,199	$35,131	$—
Jinan Zhongshi Huiyun	(7,537)	413,686	3,345
Shenzhen Zhixie Yunbi	—	445	—
	$57,663	$449,262	$3,345

Sale and exchange of investment with related parties

In June 2023, the Company entered into an agreement to sell 15% of the equity interest in Hongxin Wanda to Gangjiang Li for an aggregate consideration of RMB88.0 million (approximately $12.1 million) in cash. Meanwhile, the Company entered into an agreement to transfer another 15% of the equity interest in Hongxin Wanda to Shanghai Jiani Jiarui in exchange for 175,900,000 fund shares in Saimeite Deqing held by Shanghai Jiani Jiarui. The two sale transactions were not comsumarated as of June 30, 2024. See Note 10.

Guarantees with related parties

On December 5, 2022, Nanjing BaiJiaYun entered into a loan guarantee agreement with the Industrial and Commercial Bank of China, pursuant to which, Nanjing BaiJiaYun provided guarantee for a loan in the principal amount of RMB46.0 million (approximately $6.3 million) from the Industrial and Commercial Bank of China to Nanjing Baishi Cloud. The term of the loan is from December 5, 2022 to September 29, 2032. Through providing the guarantee, the Company has a variable interest in Nanjing Baishi Cloud but is not its primary beneficiary, because the Company does not have the power to direct the activities of Nanjing Baishi Cloud that most significantly impact its economic performance. The Company did not provide other financial support to Nanjing Baishi Cloud. A comparison of the carrying amounts of the guarantee recognized in the consolidated balance sheet and the maximum exposure to loss as a result of providing the guarantee is presented as follows.

		Maximum
	Carrying	exposure to
	Amount	loss
Guarantee provided by the Company to Nanjing Baishi Cloud	$—	$6,343,690

In June 2023, Mr. Gangjiang Li provided guarantee with maximum guaranteed amount of RMB30.0 million (approximately $4.1) on a credit line agreement entered into between BaiJia Cloud Technology and China Merchants Bank. The term of the guarantee is from June 29, 2023 to June 28, 2024.

As of June 30, 2024 and 2023, the balances with related parties were as follows:

	June 30,	June 30,
	2024	2023
Accounts receivable - related parties
Jinan Zhongshi Huiyun	$—	$629,652
	$—	$629,652

Prepayments - related parties
Nanjing Guosheng Huaxing	$64,908	$—
	$64,908	$—

Accounts payable - related parties
Jinan Zhongshi Huiyun	$—	$70,562
Shenzhen Zhixie Yunbi	—	427
	$—	$70,989

Due to related parties
Beijing Guosheng Huaxing	$49,538	$—
Jinan Zhongshi Huiyun	—	33,098
Nanjing Guosheng Huaxing	—	24,823
Beijing Zhongshi Huiyun	66,050	—
Total	$115,588	$57,921